Dec. 26, 2019
MassMutual RetireSMARTSM Moderate Fund
MassMutual RetireSMARTSM Moderate Fund
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Conservative Fund
MassMutual RetireSMARTSM Moderate Fund
MassMutual RetireSMARTSM Moderate Growth Fund
MassMutual RetireSMARTSM Growth Fund
(the “Funds”)
Supplement dated December 26, 2019 to the
Prospectus dated February 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective February 1, 2020, the following name changes will become effective for the Funds:

Current Name	New Name
MassMutual RetireSMARTSM Conservative Fund	MassMutual Select 20/80 Allocation Fund
MassMutual RetireSMARTSM Moderate Fund	MassMutual Select 40/60 Allocation Fund
MassMutual RetireSMARTSM Moderate Growth Fund	MassMutual Select 60/40 Allocation Fund
MassMutual RetireSMARTSM Growth Fund	MassMutual Select 80/20 Allocation Fund

Prior to February 1, 2020, the Funds’ investments may deviate from what is currently stated in the Prospectus dated February 1, 2019 as the Funds transition to their new strategies as described below.

Effective February 1, 2020, the following information replaces the fifth sentence in the first paragraph for the MassMutual RetireSMARTSM Moderate Fund found on page 13 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund typically invests approximately 40% of its assets in equity and similar funds and approximately 60% in fixed income funds, including money market funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE